FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 738	$ 171	$ 106	$ 110
At cost [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1
Banks [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	73	31
Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	46
Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 618	$ 140